Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Provision for Income Tax

The consolidated provision for income taxes consists of the following:

	2014	2013	2012
Currently payable
Federal	$1,399,794	$2,335,959	$1,917,068
State	120,377	284,044	270,114

	1,520,171	2,620,003	2,187,182
Deferred tax expense (benefit)	307,920	(850,100)	(536,374)

Income tax expense	$1,828,091	$1,769,903	$1,650,808

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2014	2013	2012
Federal taxes based on statutory rate	$3,154,469	$3,032,719	$2,867,834
State income taxes, net of federal benefit	79,449	187,469	178,275
Tax-exempt investment interest	(1,006,536)	(1,159,571)	(1,231,567)
Other, net	(399,291)	(290,714)	(163,734)

Income tax expense	$1,828,091	$1,769,903	$1,650,808

Net Deferred Tax Assets

At December 31, 2014 and 2013, net deferred tax assets consist of the following:

	2014	2013
Deferred tax assets
Allowance for loan losses	$2,440,150	$3,012,907
Deferred compensation liability	3,005,808	2,506,541
Intangible assets	92,276	154,037
Unrealized loss on securities available-for-sale	—	12,640,667
Unrealized loss on securities transferred to HTM	5,787,593	—
Other	570,076	689,235

Total	11,895,903	19,003,387
Deferred tax liabilities
Premises and equipment	1,149,615	1,056,263
Unrealized gain on available-for-sale securities	504,545	—
Other	113,002	152,844

Total	1,767,162	1,209,107

Net deferred tax asset	$10,128,741	$17,794,280